Loans and borrowings (Tables)	6 Months Ended
Sep. 30, 2022
Borrowings [abstract]
Disclosure of detailed information about borrowings

(EUR thousand)		As of September 30	As of March 31
Interest-bearing loans and borrowings from credit institutions	Note	2022	2022
Long-term financing - Senior debt facility		630,000	630,000
Capitalized financing fees - Senior debt facility		(5,541)	(6,446)
Revolving Credit Facility (RCF)		99,000	99,000
Supplemental Liquidity Facility (SLF)		66,969	—
Bank and other overdraft		915	676
Total		791,343	723,230
Short-term portion		915	676
Long-term portion		790,428	722,554
Total		791,343	723,230
A significant difference between the carrying value and the fair value was identified for the following instrument as of September 30, 2022:

(EUR thousand)	As of September 30, 2022
	Carrying value	Fair value	Effective interest
Supplemental Liquidity Facility (SLF)	66,969	63,394	2.75%

Disclosure of security pledges	All debt being issued under the SFA ranks pari-passu.

(EUR thousand)	As of September 30	As of March 31
Security	2022	2022
Pledge of shares of consolidated companies (net equity in subsidiaries)	146,383	163,029
Pledge of trade receivables, other current receivables, prepaid expenses and income tax receivable	35,727	48,617
Pledge of cash in hand	22,956	6,913